Subsequent events - Narrative (Details)	Jul. 12, 2019 USD ($) T	Aug. 28, 2019 USD ($) vessel	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			$ 23,212,000	$ 42,000,000	[1]
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale			$ 23,212,000	$ 42,000,000
VLCC V.K. Eddie | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
VLCC weight (in deadweight tons) | T	305,261
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 38,000,000
Non-current assets or disposal groups classified as held for sale	23,200,000
Selling expense	400,000
Gains on disposals of property, plant and equipment	$ 14,400,000
Senior Secured Loan Due 2026 With Margin Rate At 1.95%
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Notional amount		$ 700,000,000.0
Number of vessels refinanced | vessel		13
Senior Secured Loan Facility
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Notional amount		$ 633,000,000.0
LIBOR | Senior Secured Loan Due 2026 With Margin Rate At 1.95%
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Borrowings, adjustment to interest rate basis		1.95%

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.